Transactions and balances with related parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Transactions and balances with related parties
31 Transactions and balances with related parties
Terms and conditions of transactions with related parties
The following is a description of related party transactions the Group has entered into since January 1, 2023, with members of our supervisory or management board, executive officers or holders of more than 10% of any class of our voting securities.
Transactions with Key management
Key management includes the senior executives. The compensation paid or payable to key management for employee services is shown below:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Short-term employee benefits	3,332	3,528	3,636
Other benefits	114	40	78
Share-based compensation	1,858	2,070	1,392
Total	5,304	5,638	5,106
See Note 17 for additional information regarding the share-based compensation plans.